Commitments and Contingencies Letters of Credit Narrative (Details) - Orbitz - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Mar. 25, 2013
Letters of Credit [Line Items]
Letters of Credit Fees	$ 0.1	$ 0.1	$ 0.2	$ 0.3
Revolver, maximum borrowing capacity					$ 515.0
Revolver, maximum borrowing capacity	80.0	80.0
Line Of Credit Facility Letters of Credit Maximum	55.0	55.0		55.0
Revolving Credit Facility [Member]
Letters of Credit [Line Items]
Revolver, maximum borrowing capacity				$ 80.0	$ 80.0
Revolver, maximum borrowing capacity	$ 80.0	$ 80.0